Transactions With Related Parties - Navios Europe Inc (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Jun. 30, 2014 Navios Holdings, Navios Acquisition and Navios Partners	Jun. 30, 2014 Navios Europe	Jun. 30, 2014 Navios Acquisition
Business Acquisition [Line Items]
Revolving loan facility to fund working capital requirements, outstanding			$ 24,100
Preferred Distribution Percentage	12.70%
Investment in affiliates	4,893	4,750			4,750
Loan receivable from affiliate	6,102	2,660			5,491
Revolving Credit Facility Remaining Borrowing Capacity				$ 12,540		$ 5,957